RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions	RELATED PARTY TRANSACTIONS
Related Party Balances
A summary of receivables due from related parties as of December 31, 2022 and 2021 is as follows:

(in thousands of $)	2022	2021
Seatankers Management Norway AS	16	18
Frontline plc	—	162
Frontline Management AS	—	1
Northern Ocean Limited	33	47
Avance Gas Trading Ltd	2	—
Sloane Square Capital Holdings Ltd	9	—
Receivables due from related parties	60	228
A summary of payables due to related parties as of December 31, 2022 and 2021 is as follows:

(in thousands of $)	2022	2021
Frontline Management (Bermuda) Limited	(30)	(85)
Frontline Corporate Services Ltd	(4)	(30)
Flex LNG Fleet Management AS	(293)	(232)
SFL Corporation Ltd	(1)	(1)
Payables due to related parties	(328)	(348)

Related Party Transactions
A summary of income and (expenses) recorded from related parties for the years ended December 31, 2022, 2021, and 2020 are as follows:

(in thousands of $)	2022	2021	2020
Administration service fees
Seatankers Management Co. Ltd	(225)	(144)	(312)
Front Ocean Management AS	(226)	(55)	—
Frontline Management (Bermuda) Limited	(272)	(288)	(122)
Front Ocean Management Ltd	(258)	—	—
Golden Ocean Management AS	—	(1)	—

Technical management fees
Flex LNG Fleet Management AS	(3,489)	(3,235)	(1,795)

Office facilities
Seatankers Management Norway AS	(58)	(59)	(81)
Frontline plc	—	(2)	17
Frontline Management AS	10	(184)	(154)
SFL Corporation Ltd	—	—	(2)

Chartering services fees
FS Maritime SARL	(32)	(337)	(225)

Accounting support income
Avance Gas Trading Ltd	4	—	—
Sloane Square Capital Holdings Ltd	8	—	—
Northern Ocean Limited	6	7	—
Total related party transactions	(4,532)	(4,298)	(2,674)
General Management Agreements
We have a service level agreement with a Front Ocean Management AS and Front Ocean Management Ltd as part of which they will provide certain advisory and support services including human resources, shared office costs, administrative support, IT systems and services, compliance, insurance and legal assistance. In the year ended December 31, 2022, we recorded an expense, within administrative expenses, of $0.5 million for these services (2021: $0.1 million (2020: nil)).
We have an administrative services agreement with Frontline Management AS ("Frontline Management") under which they provide us with certain administrative support, technical supervision, and other support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin. Frontline Management may subcontract these services to other associated companies, including Frontline Management (Bermuda) Limited. In the year ended December 31, 2022, we recorded an expense, within administrative expenses, of $0.3 million from Frontline Management and associated companies for these services (2021: $0.5 million (2020: $0.3 million)).
We also have an agreement with Seatankers Management Co. Ltd ("Seatankers") under which it provides us with certain advisory and support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin. In the year ended December 31, 2022, we recorded an expense, within administrative expenses, of $0.2 million from Seatankers for these services (2021: $0.1 million (2020: $0.3 million)).
Technical Management
The Company has ship management agreements with Flex LNG Fleet Management AS, a related party owned by Frontline plc, for which they are responsible for the technical ship management for all of our entire fleet. Under the agreements, Flex LNG Fleet Management AS is paid a fixed fee per vessel per annum, which is subject to an annual review. In the year ended December 31, 2022, we recorded an expense, within vessel operating expenses, of $3.5 million from Flex LNG Fleet Management AS for these services (2021: $3.2 million (2020: $1.8 million)).